VALIC COMPANY II

Supplement to Statement of Additional Information dated January 1, 2004

On page 52, under the caption "Management of the Series Company" and on page 55 under the caption "Trustee Ownership of Shares" all references to Robert P. Condon should be deleted in their entirety.

Date: June 21, 2004

VL10832-1 06/04